Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) $ in Thousands	1 Months Ended
Sep. 30, 2020 USD ($)
ArcLight Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	$ 21,425
ArcLight Public Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	13,875
ArcLight Private Placement Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	$ 7,550